Equity - Summary of Classes of Share Capital - Preferred Shares (Parenthetical) (Detail) shares in Millions	Oct. 31, 2019 shares
Non Viability Contingent Capital Series 1 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100
Non Viability Contingent Capital Series 3 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100
Non Viability Contingent Capital Series 5 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100
Non Viability Contingent Capital Series 7 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series 9 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	40
Non Viability Contingent Capital Series 11 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	30
Non Viability Contingent Capital Series 12 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	140
Non Viability Contingent Capital Series 14 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	200
Non Viability Contingent Capital Series 16 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series 18 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series 20 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	80
Non-viability Contingent Capital Series 22 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70
Non Viability Contingent Capital Series 24 [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	90